Property, Plant and Equipment (Details 3) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Construction in progress USD ($)	Dec. 31, 2014 Construction in progress CNY	Dec. 31, 2013 Construction in progress CNY	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2014 Machinery and equipment USD ($)	Dec. 31, 2014 Machinery and equipment CNY
Property, Plant and Equipment
Interest cost capitalized					$ 1,390	8,624	53,998	130,967
Interest cost charged to income	163,729	1,015,871	971,597	897,124	163,729	1,015,871	971,597	897,124
Total interest cost incurred					165,119	1,024,495	1,025,595	1,028,091
Property, plant and equipment pledged to secure short-term bank borrowings	1,646,094	10,213,355	8,372,472
Sale Leaseback
Carrying amount of machinery and equipment sold									65,319	405,282
Cash consideration of machinery and equipment sold									64,468	400,000
Term of sale and lease back									3 months	3 months
Remaining useful lives of leased assets									7 years	7 years
Lease payments over three months, including principle and interest										403,191